Related Party Transactions (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 13, 2025	Dec. 13, 2022	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jan. 19, 2026	Sep. 24, 2025
Related Party Transaction [Line Items]
Due to Related Parties			$ (950,710)		$ 69,133	$ (1,588,603)
Related Party Transaction, Amounts of Transaction						785,252	$ 69,133
Principal amount		$ 690,000
Issued additional amountpromissory note	$ 75,000
Accrued executive compensation description			Represents compensation expense owing to executives. At the close of the reverse acquisition $220,000 and $55,000 were owed to Doug Davis and Erik Klinger, respectively. At December 31, 2025, $25,000 and $20,000 were owed to Noam Kenig and Erik Klinger, respectively. At September 30, 2025, $180,000, $25,000 and $45,000 were owed to Doug Davis, Noam Kenig and Erik Klinger, respectively
Deferred compensation expense								$ 235,000
Partial payment			$ 500,000
Additional funding			500,000
Repaid amount			500,000	$ 270,000
Paid expenses			24,290
Prepaid Taxes									$ 50,000
Due from related party compensation			147,500			120,000
Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			27,500
Bannix Class A Common Stock [Member]
Related Party Transaction [Line Items]
Due to Related Parties			2,124,212			2,124,212
Stanley Hills L L C [Member]
Related Party Transaction [Line Items]
Prepaid Taxes			285,252			785,252
Anat Attia [Member]
Related Party Transaction [Line Items]
Prepaid Taxes			$ 89,570			335,280
Due From Related Party [Member] | Chief Executive Chairmanr [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction						$ 120,000